Revenue (As Restated) (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Revenue (As Restated) (Details) [Line Items]
Revenue award				$ 39,000
Paid directly another party				3,900
Funds received				35,100
Grant revenue		$ 37,261	$ 516	9,447	$ 417
Transaction price		43,800		3,400
Provisions for contract losses				500
Amortized cost of revenue				100
Receivables				3,900
Accounts receivables				2,100
Trade receivables				900
Contract assets				1,200
Rceivables included				1,400
Contract liabilities		7,900		500
Deferred revenue		9,700		5,800
Revenue recognized		2,000		5,300
Contract loss		33,737		508
Grant revenue		$ 1,500
Number of contracts		3
Contract liabilities		$ 7,866		513
Other activity		300
Recognized revenue		200
Receivables		13,710		3,896
Accounts receivables		10,600		2,100
Trade receivables		900		900
Unbilled receivables		9,700		1,200
Amounts reimbursable		2,900		1,400
Minimum [Member]
Revenue (As Restated) (Details) [Line Items]
Grant revenue				1,400
Maximum [Member]
Revenue (As Restated) (Details) [Line Items]
Grant revenue				$ 3,200
Commercial-Scale Demonstration Agreement (the “Project Agreement” [Member]
Revenue (As Restated) (Details) [Line Items]
Project agreement amount		50,000
Total transaction price		45,500
Revenue	$ 900
Contract loss		$ 32,900